Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2022	Mar. 03, 2022	Feb. 28, 2022	Apr. 20, 2022	Dec. 31, 2021
Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					741,259
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					92,093
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					143,708
Subsequent Event [Member] | Shuttle Tanker Under Construction [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt		$ 9,268,500
Subsequent Event [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.59375
Preferred Stock, Dividend Rate, Percentage	9.50%
Stock Issued During Period, Shares, New Issues				5,888
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.54687
Preferred Stock, Dividend Rate, Percentage			8.75%
Stock Issued During Period, Shares, New Issues				165
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.57812
Preferred Stock, Dividend Rate, Percentage			9.25%
Stock Issued During Period, Shares, New Issues				2,239
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity				$ 28,653,000
Stock Issued During Period, Shares, New Issues				3,603,697
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity				$ 195,000